SUPPLEMENT
DATED DECEMBER 31, 2008
TO THE
MLIG VARIABLE INSURANCE TRUST PROSPECTUS
DATED MAY 1, 2008
On page three of the prospectus, the following information is added under the heading “Advisers”:
Roszel Advisors is an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. On December 31, 2008, Merrill Lynch & Co., Inc. became an indirect, wholly-owned subsidiary of Bank of America Corporation.
* * *
Please retain this supplement with your Prospectus for future reference.
8128397-1208

SUPPLEMENT
DATED DECEMBER 31, 2008
TO THE
MLIG VARIABLE INSURANCE TRUST
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED MAY 1, 2008
On page 35 of the SAI, the following information is added to the second paragraph under the heading “General Information”:
Merrill Lynch Insurance Group, Inc. is a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is, in turn, a wholly-owned subsidiary of Merrill Lynch & Co., Inc. On December 31, 2008, Merrill Lynch & Co., Inc. became an indirect, wholly-owned subsidiary of Bank of America Corporation.
* * *
Please retain this supplement with your SAI for future reference.
8128412-1208